Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Product Information [Line Items]
Cash	$ 277,836	$ 101,719	$ 194,590
Impairment of long-lived assets	$ 0	0	0
Value added tax rate	13.00%
Employee benefits expenses	$ 99,387	$ 78,685	$ 42,065
Diluted loss per share	$ 0		$ 0
Ordinary shares		13,000
Revenues	$ 1,662,600	$ 2,328,526	$ 1,635,420
Accounts receivable	353,703	$ 194,138	$ 264,749
Minimum [Member]
Product Information [Line Items]
Value added tax rate		9.00%
Maximum [Member]
Product Information [Line Items]
Value added tax rate		13.00%
Revenue Benchmark [Member]
Product Information [Line Items]
Concentration			10.00%
Three Customer | Revenue Benchmark [Member]
Product Information [Line Items]
Revenues		$ 652,478	$ 602,969
Concentration		28.00%	38.60%
Accounts receivable		$ 122,402	$ 151,389
Three Customer | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 605,086	$ 652,478
Concentration	36.40%	28.00%
Accounts receivable	$ 322,426	$ 122,402
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration	10.00%
Two Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration		10.00%
Two Vendors [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Revenues		$ 108,512	$ 87,439
Concentration		73.60%	86.40%
Two Vendors [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 134,457	$ 108,512
Concentration	68.20%	73.60%